EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 286,100		$ 286,100	$ 286,100
Less: Accumulated Depreciation	(284,491)		(280,669)	(258,917)
Net Property and Equipment	1,609		5,431	27,183
Depreciation	3,822		21,752	10,461
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	5,980		5,980	5,980
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	97,981		97,981	97,981
Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 182,139		$ 182,139	$ 182,139